Redeemable Preferred Equity (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023
Series C Preferred Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Redeemed shares	11.78109
Redeemed shares value	$ 1,178
Series C Preferred Units [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity dividend distribution, description		The Series C Preferred Units have a fixed value which is their purchase price and preferred liquidation and distribution rights. Yearly distributions of 12% of the Series C Preferred Units’ value (provided profits are available) will be made on a quarterly basis. This rate may increase if any interest rate on our public Notes offering rises above 12%. Dividends may be reinvested monthly into additional Series C Preferred Units